UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09497
                                   ------------

                       Eastern Point Advisors Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.  431 N. Pennsylvania Street Indianapolis, IN   46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Terry Gallagher
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
---------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                   -----------------

Date of fiscal year end:      9/30
                          ----------

Date of reporting period:  12/31/04
                          ----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

EASTERN POINT ADVISORS TWENTY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 - (UNAUDITED)


COMMON STOCKS - 98.74%                                                              SHARES                    VALUE
                                                                                ---------------         ------------------

AGRICULTURAL CHEMICALS - 7.13%
Potash Corp. of Saskatchewan, Inc.                                                       6,500           $        539,890
                                                                                                        ------------------

BITUMINOUS COAL & LIGNITE SURFACE MINING - 4.14%
Yanzhou Coal Mining Co. Ltd. (b)                                                         4,400                    313,500
                                                                                                        ------------------

COMMUNICATIONS EQUIPMENT - 3.51%
Utstarcom, Inc. (a)                                                                     12,000                    265,800
                                                                                                        ------------------

LAND SUBDIVIDERS & DEVELOPERS (NO CEMETERIES) - 5.18%
St. Joe Co.                                                                              6,100                    391,620
                                                                                                        ------------------

OIL & GAS FIELD SERVICES - 4.04%
Cal Dive International, Inc. (a)                                                         7,500                    305,625
                                                                                                        ------------------

PHARMACEUTICAL PREPARATIONS - 12.49%
Bradley Pharmaceuticals, Inc. (a)                                                       16,100                    312,340
EON  Labs, Inc. (a)                                                                     12,000                    324,000
KOS Pharmaceuticals, Inc. (a)                                                            8,200                    308,648
                                                                                                        ------------------
                                                                                                                  944,988
                                                                                                        ------------------

PETROLEUM REFINING - 3.21%
Conocophillips                                                                           2,800                    243,124
                                                                                                        ------------------

RADIOTELEPHONE COMMUNICATIONS - 3.84%
Mobile Telesystems (b)                                                                   2,100                    290,871
                                                                                                        ------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 3.99%
Konninklijke Philips Electronics                                                        11,400                    302,100
                                                                                                        ------------------

REAL ESTATE INVESTMENT TRUSTS - 3.93%
Host Marriott Corp.                                                                     17,200                    297,560
                                                                                                        ------------------

RETAIL - EATING & DRINKING PLACES - 2.84%
Triarc Companies, Inc.                                                                  16,500                    214,500
                                                                                                        ------------------

RETAIL - MISCELLANEOUS RETAIL - 3.56%
Ezcorp, Inc. (a)                                                                        17,500                    269,675
                                                                                                        ------------------

RETAIL - RETAIL STORES - 6.10%
Petco Animal Supplies, Inc. (a)                                                         11,700                    461,916
                                                                                                        ------------------

RETAIL - VARIETY STORES - 4.97%
Grupo Elektra S.A. (b)                                                                  10,100                    376,124
                                                                                                        ------------------

EASTERN POINT ADVISORS TWENTY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 - (UNAUDITED)

COMMON STOCK 98.74%- CONTINUED                                                      SHARES                    VALUE
                                                                                ---------------         ------------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.73%
E Trade Financial Corp. (a)                                                             18,900           $        282,555
                                                                                                        ------------------

SERVICES - EDUCATIONAL SERVICES - 5.08%
Career Education Corp. (a)                                                               9,600                    384,000
                                                                                                        ------------------

SPECIAL INDUSTRY MACHINERY - 4.20%
LAM Research Corp. (a)                                                                  11,000                    318,010
                                                                                                        ------------------

STEEL WORKS, BLAST FURNACES & ROLLING MILLS - 4.12%
Posco (b)                                                                                7,000                    311,710
                                                                                                        ------------------

TELEPHONE COMMUNICATIONS - 8.23%
America Movil  (b)                                                                       6,100                    319,335
Compania De Telecom De Chile (b)                                                        27,000                    303,480
                                                                                                        ------------------
                                                                                                                  622,815
                                                                                                        ------------------

TRUCKING - 4.45%
US Express Enterprises (a)                                                              11,500                    336,950
                                                                                                        ------------------


TOTAL COMMON STOCKS (COST $6,426,799)                                                                           7,473,333
                                                                                                        ------------------

MONEY MARKET SECURITIES - 1.78%
Huntington Money Market Fund - Investment Shares, 1.06% (c)                            134,775                    134,775
                                                                                                        ------------------

TOTAL MONEY MARKET SECURITIES (COST $134,775)                                                                     134,775
                                                                                                        ------------------

TOTAL INVESTMENTS (COST $6,561,574)  - 100.52%                                                           $      7,608,108
                                                                                                        ------------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.52)%                                                          (39,463)
                                                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                                                               $      7,568,645
                                                                                                        ==================

(a) Non-income producing.
(b) American Depository Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


TAX RELATED
Unrealized appreciation                                                                                  $      1,052,378
Unrealized depreciation                                                                                            (5,844)
                                                                                                        ------------------
Net unrealized appreciation                                                                              $      1,046,534
                                                                                                        ==================

Aggregate cost of securities for income tax purposes                                                     $      6,561,574
                                                                                                        ------------------

RISING DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 - (UNAUDITED)

COMMON STOCKS - 96.88%                                             SHARES               VALUE
                                                                 ------------       --------------

CONSTRUCTION MACHINERY & EQUIPMENT - 3.67%
Caterpillar, Inc.                                                     10,000         $    975,100
                                                                                    --------------

CONVERTED PAPER & PAPERBOARD PRODUCTS - 3.16%
Avery Dennison Corp.                                                  14,000              839,580
                                                                                    --------------

CRUDE PETROLEUM & NATURAL GAS - 2.95%
Enterprise Products Co.                                               30,227              781,670
                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 4.13%
General Electric Co.                                                  30,000            1,095,000
                                                                                    --------------

FIRE, MARINE & CASUALLY INSURANCE - 2.92%
Allstate Corp.                                                        15,000              775,800
                                                                                    --------------

FOOD AND KINDRED PRODUCTS - 2.55%
Conagra Foods, Inc.                                                   23,000              677,350
                                                                                    --------------

INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 2.63%
Roper Industries, Inc.                                                11,500              698,855
                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.35%
Gallagher, Arthur J. & Co.                                            11,000              357,500
                                                                                    --------------

INVESTMENT ADVICE - 2.65%
Eaton Vance Corp.                                                     13,500              704,025
                                                                                    --------------

LIFE INSURANCE - 1.76%
Jefferson Pilot Corp.                                                  9,000              467,640
                                                                                    --------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 4.08%
Doral Financial Corp.                                                 22,000            1,083,500
                                                                                    --------------

MOTORS & GENERATORS - 1.12%
Franklin Electric Co., Inc.                                            7,000              295,820
                                                                                    --------------

NATIONAL COMMERCIAL BANKS - 18.07%
Bank of America Corp.                                                 26,000            1,221,740
Citigroup, Inc.                                                       21,400            1,031,052
Compass Bancshares, Inc.                                               8,200              399,094
National Penn Bancshares, Inc.                                        20,000              554,000
US Bancorp                                                            25,000              783,000
Wells Fargo & Co.                                                     13,000              807,950
                                                                                    --------------
                                                                                        4,796,836
                                                                                    --------------

NATURAL GAS TRANSMISSION - 3.01%
Kinder Morgan Energy Partners LP                                      18,000              797,940
                                                                                    --------------

PHARMACEUTICAL PREPARATIONS - 4.64%
Abbott Labortories                                                    13,900              648,435
Johnson & Johnson                                                      9,200              583,464
                                                                                    --------------
                                                                                        1,231,899
                                                                                    --------------

PIPE LINES (NO NATURAL GAS) - 8.91%
Enbridge Energy Partneres LP                                          14,000              721,980
Megellan Midstream Partners LP                                         8,000              469,360
Sunoco Logistics Partners LP                                          16,200              697,410
Valero LP                                                              8,000              475,440
                                                                                    --------------
                                                                                        2,364,190
                                                                                    --------------

RISING DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 - (UNAUDITED)

COMMON STOCK 96.88% - CONTINUED                                    SHARES               VALUE
                                                                 ------------       --------------

REAL ESTATE INVESTMENT TRUSTS - 4.36%
General Growth Properties, Inc.                                       17,600         $    636,416
Kimco Realty Corp.                                                     9,000              521,910
                                                                                    --------------
                                                                                        1,158,326
                                                                                    --------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.26%
Home Depot, Inc.                                                      14,000              598,360
                                                                                    --------------

SERVICES - TO DWELLINGS & OTHER BUILDINGS - 0.74%
ABM Industries, Inc.                                                  10,000              197,200
                                                                                    --------------

SHIP & BOAT BUILDING & REPAIRING - 2.37%
General Dynamics Corp.                                                 6,000              627,600
                                                                                    --------------

SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.12%
Proctor & Gamble Co.                                                  10,200              561,816
                                                                                    --------------

STATE COMMERCIAL BANKS - 13.10%
Fifth Third Bancorp                                                   14,000              661,920
Glacier Bancorp, Inc.                                                 22,000              748,880
MBIA, Inc.                                                             9,500              601,160
Northern Trust Corp.                                                  15,000              728,700
State Street Corp.                                                    15,000              736,800
                                                                                    --------------
                                                                                        3,477,460
                                                                                    --------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.17%
Arrow International, Inc.                                             10,000              309,900
                                                                                    --------------

WHOLESALE - GROCRERIES & RELATED PRODUCTS - 3.16%
Sysco Corp.                                                           22,000              839,740
                                                                                    --------------


TOTAL COMMON STOCKS (COST $22,889,016)                                                 25,713,107
                                                                                    --------------

MONEY MARKET SECURITIES - 3.43%
Huntington Money Market Fund - Investment Shares, 1.06% (c)          911,141              911,141
                                                                                    --------------

TOTAL MONEY MARKET SECURITIES (COST $911,141)                                             911,141
                                                                                    --------------

TOTAL INVESTMENTS (Cost $23,800,157)  - 100.31%                                      $ 26,624,248
                                                                                    --------------

Liabilities in excess of cash and other assets - (0.31)%                                  (82,146)
                                                                                    --------------

TOTAL NET ASSETS - 100.00%                                                          $  26,542,102
                                                                                    ==============


(a) Non-income producing.
(b) American Depository Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


TAX RELATED
Unrealized appreciation                                                               $ 2,855,260
Unrealized depreciation                                                                   (31,169)
                                                                                    --------------
Net unrealized appreciation                                                           $ 2,824,091
                                                                                    ==============


Aggregate cost of securities for income tax purposes                                 $ 23,800,157
                                                                                    --------------

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

SECURITY VALUATION
The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

SECURITY TRANSACTIONS AND RELATED INCOME
Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          Eastern Point Advisors Funds Trust
           -----------------------------------------------

By
*         /s/ Theodore E. Charles
   -------------------------------------------------------
                Theodore E. Charles, President

Date            2/28/05
       ---------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Theodore E. Charles
    --------------------------------------------------
             Theodore E. Charles, President

Date            2/28/05
       -----------------------------------------------

By
*               /s/ Timothy B. Murphy
     -------------------------------------------------
                  Timothy B. Murphy, Treasurer

Date          2/28/05
     -------------------------------------------------